Consolidated balance sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 39,582	$ 41,063
Accounts receivable—trade, net	250,272	228,947
Inventories, net	441,049	455,129
Prepaid expenses and other current assets	29,707	12,744
Costs and estimated profits in excess of billings	24,012	6,551
Deferred income taxes, net	24,846	30,443
Total current assets	809,468	774,877
Property and equipment, net of accumulated depreciation	180,292	152,983
Deferred financing costs, net	15,658	8,045
Intangibles, net	295,352	257,419
Goodwill	802,318	695,799
Investment in unconsolidated subsidiary	60,292	0
Other long-term assets	5,489	3,857
Total assets	2,168,869	1,892,980
Current liabilities
Current portion of long-term debt	998	20,504
Accounts payable—trade	100,221	98,990
Accrued liabilities	96,529	85,893
Contingent consideration liability	0	15,664
Deferred revenue	15,837	33,720
Billings in excess of costs and profits recognized	6,398	17,582
Derivative instruments	0	714
Total current liabilities	219,983	273,067
Long-term debt, net of current portion	512,077	400,201
Deferred income taxes, net	97,774	57,557
Other long-term liabilities	8,069	0
Total liabilities	837,903	730,825
Commitments and contingencies
Equity
Common stock, $0.01 par value, 296,000,000 shares authorized, 92,803,389 and 87,543,173 shares issued	928	875
Additional paid-in capital	826,064	764,635
Treasury stock at cost, 3,585,098 and 3,377,599 shares	(30,249)	(25,933)
Warrants	687	26,394
Retained earnings	525,140	395,601
Accumulated other comprehensive income/(loss)	7,785	(100)
Total stockholders’ equity	1,330,355	1,161,472
Noncontrolling interest in subsidiary	611	683
Total equity	1,330,966	1,162,155
Total liabilities and equity	$ 2,168,869	$ 1,892,980